Schedule of Payments for Interest and Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Line Items]
Interest	$ 66	$ 57	$ 33
Income taxes	$ 214	$ 206	$ 206